UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	3/31

Date of reporting period:	6/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS — 95.00%	Shares	Fair Value
Communication Services — 2.56%
John Wiley & Sons, Inc., Class A	97,225	$4,458,739
Scholastic Corporation	113,735	3,780,551
		8,239,290
Consumer Discretionary — 5.66%
Big Lots, Inc.	80,958	2,316,208
Hilton Grand Vacations, Inc.(a)	178,110	5,667,461
Penske Automotive Group, Inc.	100,270	4,742,771
Thor Industries, Inc.	94,105	5,500,437
		18,226,877
Consumer Staples — 7.49%
Andersons, Inc. (The)	176,625	4,811,265
Cal-Maine Foods, Inc.	160,360	6,690,219
Darling Ingredients, Inc.(a)	153,030	3,043,767
Fresh Del Monte Produce, Inc.	186,060	5,014,317
Weis Markets, Inc.	125,970	4,586,568
		24,146,136
Energy — 3.11%
RPC, Inc.	711,035	5,126,563
SRC Energy, Inc.(a)	986,013	4,890,624
		10,017,187
Financials — 25.99%
Bank of Hawaii Corporation	71,005	5,887,025
Bryn Mawr Bank Corporation	129,892	4,847,569
Cadence Bancorporation	270,140	5,618,912
CenterState Banks Corporation	127,080	2,926,652
Chemical Financial Corporation	136,665	5,618,298
First Financial Bancorp	230,772	5,589,298
First Merchants Corporation	90,987	3,448,407
Granite Point Mortgage Trust, Inc.	218,715	4,197,141
MFA Financial, Inc.	980,130	7,037,333
Northwest Bancshares, Inc.	384,965	6,779,234
Oritani Financial Corporation	192,890	3,421,869
ProAssurance Corporation	161,325	5,825,446
Renasant Corporation	137,407	4,938,408
Safety Insurance Group, Inc.	34,685	3,299,584
UMB Financial Corporation	101,980	6,712,323
Washington Federal, Inc.	103,580	3,618,049
White Mountains Insurance Group Ltd.	3,905	3,988,801
		83,754,349
Health Care — 5.94%
Magellan Health, Inc.(a)	108,366	8,044,007
MEDNAX, Inc.(a)	179,895	4,538,751
National HealthCare Corporation	39,590	3,212,729
Select Medical Holdings Corporation(a)	211,085	3,349,919
		19,145,406
Industrials — 18.71%
Argan, Inc.	82,300	3,338,088
Astec Industries, Inc.	104,060	3,388,194

See accompanying notes which are an integral part of these schedules of investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2019 (Unaudited)

COMMON STOCKS — 95.00% - continued	Shares	Fair Value
Industrials — 18.71% - continued
BMC Stock Holdings, Inc.(a)	142,355	$3,017,926
Encore Wire Corporation	40,555	2,375,712
EnPro Industries, Inc.	63,355	4,044,583
Forward Air Corporation	67,220	3,976,063
Greenbrier Companies, Inc. (The)	134,955	4,102,632
Heartland Express, Inc.	247,855	4,478,740
Knoll, Inc.	182,570	4,195,459
Primoris Services Corporation	284,251	5,949,372
Regal Beloit Corporation	70,785	5,783,842
Ryder System, Inc.	95,665	5,577,269
Valmont Industries, Inc.	37,585	4,766,154
WESCO International, Inc.(a)	104,730	5,304,575
		60,298,609
Information Technology — 7.12%
Anixter International, Inc.(a)	54,220	3,237,476
AVX Corporation	309,130	5,131,559
CSG Systems International, Inc.	66,581	3,251,150
InterDigital, Inc.	100,715	6,486,046
MTS Systems Corporation	82,829	4,847,981
		22,954,212
Materials — 9.28%
AdvanSix, Inc.(a)	119,729	2,924,979
Alamos Gold, Inc., Class A	892,159	5,397,562
Commercial Metals Company	157,985	2,820,032
Global Brass & Copper Holdings, Inc.	89,800	3,926,954
Silgan Holdings, Inc.	187,470	5,736,582
Trinseo S.A.	76,505	3,239,222
Valvoline, Inc.	299,180	5,842,986
		29,888,317
Real Estate — 6.22%
Columbia Property Trust, Inc.	260,855	5,410,133
Corepoint Lodging, Inc.	421,660	5,224,367
Equity Commonwealth	190,960	6,210,020
Sabra Health Care REIT, Inc.	162,670	3,202,972
		20,047,492
Utilities — 2.92%
Avista Corporation	142,090	6,337,214
NorthWestern Corporation	42,485	3,065,293
		9,402,507
Total Common Stocks (Cost $307,647,271)		306,120,382

MONEY MARKET FUNDS - 4.83%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.30%(b)	15,561,665	15,561,665

Total Money Market Funds (Cost $15,561,665)		15,561,665

See accompanying notes which are an integral part of these schedules of investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2019 (Unaudited)

Fair Value
Total Investments — 99.83% (Cost $323,208,936)	$321,682,047

Other Assets in Excess of Liabilities — 0.17%	542,708

NET ASSETS — 100.00%	$322,224,755

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of June 30, 2019, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$5,115,728
Gross unrealized depreciation	(14,244,208)
Net unrealized depreciation	$(9,128,480)
Aggregate cost of securities for federal income tax purposes	$330,810,527

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS — 96.35%	Shares	Fair Value
Communication Services — 2.87%
Cinemark Holdings, Inc.	15,636	$564,460
Interpublic Group of Companies, Inc. (The)	30,712	693,784
		1,258,244
Consumer Discretionary — 6.39%
Aptiv plc	8,280	669,272
Cracker Barrel Old Country Store, Inc.	3,694	630,677
Genuine Parts Company	7,597	786,897
Gildan Activewear, Inc.	18,407	711,983
		2,798,829
Consumer Staples — 7.97%
Casey's General Stores, Inc.	4,651	725,509
Central Garden & Pet Company(a)	18,000	485,100
J.M. Smucker Company (The)	6,993	805,524
Lamb Weston Holdings, Inc.	9,500	601,920
US Foods Holding Corporation(a)	24,378	871,757
		3,489,810
Energy — 4.38%
Diamondback Energy, Inc.	6,861	747,643
Noble Energy, Inc.	26,292	588,941
TechnipFMC plc	22,388	580,745
		1,917,329
Financials — 19.06%
Ameriprise Financial, Inc.	4,915	713,461
Blackstone Mortgage Trust, Inc., Class A	19,199	683,100
Brown & Brown, Inc.	21,112	707,252
Commerce Bancshares, Inc.	11,183	667,178
Hanover Insurance Group, Inc. (The)	6,161	790,457
M&T Bank Corporation	3,991	678,749
Northern Trust Corporation	6,630	596,700
Regions Financial Corporation	45,821	684,567
Reinsurance Group of America, Inc.	4,354	679,355
Torchmark Corporation	8,379	749,585
UMB Financial Corporation	9,104	599,225
W.R. Berkley Corporation	11,974	789,446
		8,339,075
Health Care — 8.22%
Catalent, Inc.(a)	13,360	724,246
Encompass Health Corporation	10,523	666,737
Quest Diagnostics, Inc.	6,828	695,159
Universal Health Services, Inc., Class B	6,069	791,337
Zimmer Biomet Holdings, Inc.	6,102	718,449
		3,595,928
Industrials — 15.98%
Curtiss-Wright Corporation	5,080	645,820
Hubbell, Inc.	5,476	714,070
IAA, Inc.(a)	12,865	498,905
ITT, Inc.	11,908	779,737
Kansas City Southern	5,247	639,190

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2019 (Unaudited)

COMMON STOCKS — 96.35% - continued	Shares	Fair Value
Industrials — 15.98% - continued
KAR Auction Services, Inc.	12,865	$321,625
Masco Corporation	17,681	693,802
Parker-Hannifin Corporation	3,496	594,355
Republic Services, Inc.	9,401	814,503
Snap-on, Inc.	3,727	617,340
Xylem, Inc.	8,082	675,978
		6,995,325
Information Technology — 7.89%
Amdocs Ltd.	11,150	692,304
Keysight Technologies, Inc.(a)	9,071	814,666
KLA-Tencor Corporation	6,399	756,361
NetApp, Inc.	9,698	598,367
Synopsys, Inc.(a)	4,587	590,301
		3,451,999
Materials — 6.42%
Eastman Chemical Company	8,247	641,864
International Flavors & Fragrances, Inc.	5,212	756,209
Sealed Air Corporation	16,263	695,731
Sonoco Products Company	10,985	717,760
		2,811,564
Real Estate — 7.71%
Equity LifeStyle Properties, Inc.	7,752	940,627
Essex Property Trust, Inc.	3,133	914,617
Healthcare Trust of America, Inc., Class A	27,512	754,654
Vornado Realty Trust	11,908	763,303
		3,373,201
Utilities — 9.46%
Ameren Corporation	11,183	839,955
Atmos Energy Corporation	7,422	783,466
CMS Energy Corporation	14,811	857,705
Pinnacle West Capital Corporation	8,840	831,756
Xcel Energy, Inc.	13,921	828,160
		4,141,042
Total Common Stocks (Cost $34,638,837)		42,172,346

MONEY MARKET FUNDS - 3.45%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.30%(b)	1,509,507	1,509,507

Total Money Market Funds (Cost $1,509,507)		1,509,507

Total Investments — 99.80% (Cost $36,148,344)		43,681,853

Other Assets in Excess of Liabilities — 0.20%		87,949

NET ASSETS — 100.00%		$43,769,802

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2019.

See accompanying notes which are an integral part of these schedules of investments.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of June 30, 2019, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$7,929,016
Gross unrealized depreciation	(395,920)
Net unrealized appreciation	$7,533,096
Aggregate cost of securities for federal income tax purposes	$36,148,757

See accompanying notes which are an integral part of these schedules of investments.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2019

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2019

(Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Dean Investment Associates, LLC (“Adviser”) and/or Dean Capital Management, LLC (“Sub-Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser and/or Sub-Adviser would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at June 30, 2019 in valuing the Funds’ investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks(a)	$306,120,382	$-	$-	$306,120,382
Money Market Funds	15,561,665	-	-	15,561,665
Total	$321,682,047	$-	$-	$321,682,047

Mid Cap Fund
Assets
Common Stocks(a)	$42,172,346	$-	$-	$42,172,346
Money Market Funds	1,509,507	-	-	1,509,507
Total	$43,681,853	$-	$-	$43,681,853

(a)	Refer to the schedule of investments for sector classifications

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/28/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/28/2019